Average Annual Total Returns{- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-14 - Fidelity Real Estate Income Fund	Fidelity Advisor Real Estate Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Real Estate Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Real Estate Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Real Estate Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Real Estate Income Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0663 Past 1 year	F0663 Past 5 years	F0663 Past 10 years
Total	(5.30%)	5.36%	6.66%	(6.87%)	3.43%	4.53%	(3.00%)	3.42%	4.38%	(5.31%)	5.35%	6.64%	(3.06%)	5.44%	6.29%	(1.08%)	6.51%	7.38%	(0.98%)		5.92%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	3.42%	5.95%	6.93%

[1]	(a)Since inception October 2, 2018.